JEMD
Nuveen Emerging Markets Debt 2022 Target Term Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 124.8% (97.8% of Total Investments)
	EMERGING MARKETS DEBT – 69.9% (54.8% of Total Investments)
	Argentina – 3.2%
$8,214	Provincia de Buenos Aires/Government Bonds, 144A	3.900%	9/01/37	N/R	$3,655,285
	Bahrain – 2.6%
2,950	Bahrain Government International Bond, 144A, (3)	6.125%	7/05/22	B+	3,042,188
	Barbados – 5.8%
6,640	Barbados Government International Bond, 144A	6.500%	10/01/29	B-	6,672,697
	Costa Rica – 4.4%
5,000	Costa Rica Government International Bond, 144A, (3)	4.250%	1/26/23	B	5,097,000
	Ecuador – 4.4%
2,205	Ecuador Government International Bond, 144A	5.000%	7/31/30	B-	1,852,222
625	Ecuador Government International Bond, 144A	0.000%	7/31/30	B-	333,820
3,640	Ecuador Government International Bond, 144A	1.000%	7/31/35	B-	2,398,186
853	Ecuador Government International Bond, 144A	0.500%	7/31/40	B-	495,582
7,323	Total Ecuador				5,079,810
	Egypt – 4.0%
3,775	Egypt Government International Bond, 144A	6.125%	1/31/22	B+	3,801,425
725	Egypt Government International Bond, 144A	5.577%	2/21/23	B+	745,757
4,500	Total Egypt				4,547,182
	El Salvador – 4.7%
6,375	El Salvador Government International Bond, 144A, (3)	7.750%	1/24/23	B-	5,371,001
	Ghana – 1.1%
1,250	Ghana Government International Bond, 144A	9.250%	9/15/22	B	1,281,250
	Iraq – 8.4%
9,500	Iraq International Bond, 144A, (3)	6.752%	3/09/23	B-	9,642,500
	Lebanon – 1.3%
4,000	Lebanon Government International Bond, (4)	6.400%	5/26/23	D	653,648
5,000	Lebanon Government International Bond, Reg S, (4)	6.000%	1/27/23	D	825,600
9,000	Total Lebanon				1,479,248
	Mongolia – 4.2%
3,000	Mongolia Government International Bond, 144A	5.125%	12/05/22	B	3,108,753

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mongolia (continued)
$1,650	Mongolia Government International Bond, 144A	5.625%	5/01/23	B	$1,731,752
4,650	Total Mongolia				4,840,505
	Nigeria – 3.0%
3,425	Nigeria Government International Bond, (3)	5.625%	6/27/22	B2	3,502,542
	Oman – 2.7%
3,000	Oman Government International Bond, 144A	4.125%	1/17/23	Ba3	3,060,000
	Pakistan – 3.1%
3,450	Third Pakistan International Sukuk Co Ltd, 144A	5.625%	12/05/22	B-	3,525,900
	Sri Lanka – 1.7%
3,000	Sri Lanka Government International Bond, 144A	5.750%	4/18/23	CCC+	1,969,620
	Turkey – 4.3%
4,000	Turkey Government International Bond	3.250%	3/23/23	BB-	3,981,608
1,000	Turkiye Ihracat Kredi Bankasi AS, 144A	4.250%	9/18/22	B+	1,012,420
5,000	Total Turkey				4,994,028
	Ukraine – 7.4%
8,225	Ukraine Government International Bond, 144A, (3)	7.750%	9/01/22	B	8,554,000
	Zambia – 3.6%
5,500	Zambia Government International Bond, 144A	5.375%	9/20/22	D	4,120,380
$97,002	Total Emerging Markets Debt (cost $90,368,338)				80,435,136

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 53.6% (42.0% of Total Investments)
	Aerospace & Defense – 2.7%
$3,000	Embraer SA	5.150%	6/15/22	BB+	$3,067,530
	Banks – 10.9%
2,000	TC Ziraat Bankasi AS, 144A	5.125%	5/03/22	B+	2,025,040
3,200	Turkiye Is Bankasi AS, 144A	6.000%	10/24/22	B-	3,268,800
2,704	Turkiye Vakiflar Bankasi TAO, 144A	6.000%	11/01/22	B-	2,751,320
700	Turkiye Vakiflar Bankasi TAO, 144A	5.750%	1/30/23	B+	717,500
717	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B	727,531
3,000	United Bank for Africa PLC, 144A, (3)	7.750%	6/08/22	B	3,075,000
12,321	Total Banks				12,565,191
	Beverages – 1.3%
1,500	Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB-	1,526,400

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets – 1.3%
$1,500	Grupo Aval Ltd, 144A, (3)	4.750%	9/26/22	BB+	$1,539,375
	Electric Utilities – 1.3%
1,500	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,500,765
	Food Products – 4.0%
1,800	BRF SA, 144A	3.950%	5/22/23	Ba2	1,849,500
2,700	Kernel Holding SA, 144A	8.750%	1/31/22	BB-	2,741,148
4,500	Total Food Products				4,590,648
	Hotels, Restaurants & Leisure – 0.9%
1,000	Fortune Star BVI Ltd, Reg S	5.250%	3/23/22	BB	1,001,929
	Metals & Mining – 3.6%
1,569	Petra Diamonds US Treasury PLC, 144A, (cash 10.500%, PIK 10.500%)	10.500%	3/08/26	B-	1,608,225
2,500	Volcan Cia Minera SAA, 144A	5.375%	2/02/22	BB	2,505,000
4,069	Total Metals & Mining				4,113,225
	Oil, Gas & Consumable Fuels – 10.6%
1,000	NAK Naftogaz Ukraine via Kondor Finance PLC, Reg S	7.375%	7/19/22	B	1,016,510
6,740	Petroleos Mexicanos, (3)	3.500%	1/30/23	BBB	6,824,250
4,200	Sasol Financing International Ltd	4.500%	11/14/22	BB	4,295,121
11,940	Total Oil, Gas & Consumable Fuels				12,135,881
	Pharmaceuticals – 4.4%
5,050	Teva Pharmaceutical Finance Co BV	2.950%	12/18/22	BBB	5,087,875
	Real Estate Management & Development – 4.8%
3,200	China Evergrande Group, Reg S	8.250%	3/23/22	C	816,001
1,750	Country Garden Holdings Co Ltd, Reg S	4.750%	7/25/22	Baa3	1,746,295
3,000	Shimao Group Holdings Ltd, Reg S	4.750%	7/03/22	BBB-	2,969,773
7,950	Total Real Estate Management & Development				5,532,069
	Road & Rail – 6.5%
7,400	Transnet SOC Ltd, 144A, (3)	4.000%	7/26/22	Ba2	7,474,740
	Wireless Telecommunication Services – 1.3%
1,525	MTN Mauritius Investments Ltd, 144A	5.373%	2/13/22	Ba2	1,540,537
$63,255	Total Corporate Bonds (cost $63,185,492)				61,676,165

Shares	Description (1)	Value
COMMON STOCKS – 0.9% (0.7% of Total Investments)

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Metals & Mining – 0.9%
41,708,682	Petra Diamonds, (5)	$983,470
	Total Common Stocks (cost $784,123)	983,470

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.4% (0.3% of Total Investments)
	Wireless Telecommunication Services – 0.4%
$598	Digicel Group Holdings Ltd, 144A, (cash 7.000%, PIK 7.000%)	7.000%	N/A (6)	CC	$488,628
$598	Total Convertible Bonds (cost $79,181)				488,628
	Total Long-Term Investments (cost $154,417,134)				143,583,399

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 2.8% (2.2% of Total Investments)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.8% (2.2% of Total Investments)
$3,207	Federal Agricultural Mortgage Corp Discount Notes	0.000%	10/01/21	N/R	$3,207,000
$3,207	Total Short-Term Investments (cost $3,207,000)				3,207,000
	Total Investments (cost $157,624,134) – 127.6%				146,790,399
	Reverse Repurchase Agreements, including accrued interest – (28.6)% (7)				(32,963,623)
	Other Assets Less Liabilities – 1.0%				1,249,840
	Net Assets Applicable to Common Shares – 100%				$115,076,616

Summary of Investments in Emerging Markets Countries
Turkey	10.4%
South Africa	10.2%
Ukraine	8.9%
Iraq	6.6%
Mexico	4.6%
Barbados	4.5%
Costa Rica	4.5%
Nigeria	4.5%
China	4.5%
El Salvador	3.7%
Ecuador	3.5%
Brazil	3.3%
Mongolia	3.3%
Egypt	3.1%
Zambia	2.8%
Argentina	2.5%
Pakistan	2.4%
Oman	2.1%
Bahrain	2.1%
Peru	1.7%
Sri Lanka	1.3%
Colombia	1.0%
Lebanon	1.0%
Ghana	0.9%
Jamaica	0.3%
Total Emerging Markets Debt	0.0%
Total Developed Markets	6.3%
Total Investments	100.0%

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Emerging Markets Debt	$ —	$80,435,136	$ —	$80,435,136
Corporate Bonds	—	61,676,165	—	61,676,165
Common Stocks	983,470	—	—	983,470
Convertible Bonds	—	488,628	—	488,628
Short-Term Investments:
U.S. Government and Agency Obligations	—	3,207,000	—	3,207,000
Total	$983,470	$145,806,929	$ —	$146,790,399

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $42,350,558 have been pledged as collateral for reverse repurchase agreements.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 22.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.